PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 231,236
Depreciation	(46,977)	$ (42,467)	$ (14,911)
Property, plant and equipment at end of year	245,997	231,236
Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	231,236
Property, plant and equipment at end of year	245,997	231,236
PP&E | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(76,978)	(40,118)
Depreciation	(46,977)	(42,467)
Currency translation adjustments	(1,111)	(5,935)
Transfers and reclassifications	15,390	11,542
Property, plant and equipment at end of year	(109,676)	(76,978)	(40,118)
PP&E | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	232,302
Property, plant and equipment at end of year	248,305	232,302
Real estate | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(3,428)	(1,672)
Depreciation	(1,474)	(1,486)
Currency translation adjustments	(1)	(275)
Transfers and reclassifications	36	5
Property, plant and equipment at end of year	(4,867)	(3,428)	(1,672)
Real estate | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	31,587
Property, plant and equipment at end of year	31,119	31,587
Switching equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(2,635)
Depreciation	(1,636)	(1,588)
Currency translation adjustments	(266)	(1,047)
Transfers and reclassifications	14
Property, plant and equipment at end of year	(4,523)	(2,635)
Switching equipment | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	5,216
Property, plant and equipment at end of year	4,132	5,216
Fixed network and transportation | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(38,533)	(24,551)
Depreciation	(20,983)	(19,153)
Currency translation adjustments	17	(1,010)
Transfers and reclassifications	7,142	6,181
Property, plant and equipment at end of year	(52,357)	(38,533)	(24,551)
Fixed network and transportation | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	90,072
Property, plant and equipment at end of year	89,729	90,072
Mobile network access | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(5,020)
Depreciation	(5,161)	(4,251)
Currency translation adjustments	(175)	(843)
Transfers and reclassifications	27	74
Property, plant and equipment at end of year	(10,329)	(5,020)
Mobile network access | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	20,644
Property, plant and equipment at end of year	21,006	20,644
Tower and pole | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,466)	(22)
Depreciation	(1,101)	(1,221)
Currency translation adjustments	(53)	(223)
Transfers and reclassifications	6
Property, plant and equipment at end of year	(2,614)	(1,466)	(22)
Tower and pole | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,527
Property, plant and equipment at end of year	6,468	6,527
Power equipment and Installations | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,875)
Depreciation	(1,651)	(1,634)
Currency translation adjustments	(56)	(241)
Property, plant and equipment at end of year	(3,582)	(1,875)
Power equipment and Installations | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	7,986
Property, plant and equipment at end of year	7,649	7,986
Computer equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(11,945)	(4,354)
Depreciation	(6,092)	(5,860)
Currency translation adjustments	(475)	(1,736)
Transfers and reclassifications	57	5
Property, plant and equipment at end of year	(18,455)	(11,945)	(4,354)
Computer equipment | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	12,123
Property, plant and equipment at end of year	16,400	12,123
Goods lent to customers at no cost | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(3,104)	(1,898)
Depreciation	(7,620)	(5,978)
Currency translation adjustments	(116)	(454)
Transfers and reclassifications	6,453	5,226
Property, plant and equipment at end of year	(4,387)	(3,104)	(1,898)
Goods lent to customers at no cost | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	8,409
Property, plant and equipment at end of year	11,293	8,409
Vehicles | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(2,308)	(1,669)
Depreciation	(650)	(658)
Currency translation adjustments	9	(32)
Transfers and reclassifications	3	51
Property, plant and equipment at end of year	(2,946)	(2,308)	(1,669)
Vehicles | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	2,285
Property, plant and equipment at end of year	1,868	2,285
Machinery, diverse equipment and tools | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(6,057)	(5,624)
Depreciation	(385)	(409)
Currency translation adjustments	5	(24)
Transfers and reclassifications	1,461
Property, plant and equipment at end of year	(4,976)	(6,057)	(5,624)
Machinery, diverse equipment and tools | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	830
Property, plant and equipment at end of year	1,163	830
Other | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(607)	(328)
Depreciation	(224)	(229)
Currency translation adjustments		(50)
Transfers and reclassifications	191
Property, plant and equipment at end of year	(640)	(607)	$ (328)
Other | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	720
Property, plant and equipment at end of year	577	720
Construction in progress | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	26,531
Property, plant and equipment at end of year	35,709	26,531
Materials | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	19,372
Property, plant and equipment at end of year	$ 21,192	$ 19,372